Supplement to the
Fidelity® Enhanced Small Cap ETF
September 21, 2023
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
George Liu (Co-Portfolio Manager) has managed the fund since 2023.
CPE-SUSTK-1223-100 1.9911588.100	December 30, 2023